Note 13 (Tables)	6 Months Ended
Jun. 30, 2025
Financial Assets At Amortised Cost [Abstract]
Financial assets at amortised cost [Table Text Block]
The breakdown of the balance under this heading in the condensed consolidated balance sheets according to the nature of the financial instrument is as follows:

FINANCIAL ASSETS AT AMORTIZED COST (MILLIONS OF EUROS)

	Notes	June 2025	December 2024
Debt securities		63,923	59,014
Loans and advances to central banks		8,725	8,255
Loans and advances to credit institutions		24,350	22,655
Loans and advances to customers		426,663	412,477
Government		26,220	22,111
Other financial corporations		19,389	17,497
Non-financial corporations		198,527	193,386
Other		182,528	179,483
Total	7	523,662	502,400
Of which: impaired assets of loans and advances to customers	6.2	14,131	14,211
Of which: loss allowances of loans and advances	6.2	(11,645)	(11,630)
Of which: loss allowances of debt securities		(50)	(57)

Loans and advances to customers [Table Text Block]
The breakdown of the balance under this heading in the condensed consolidated balance sheets according to the nature of the financial instrument is as follows:

LOANS AND ADVANCES TO CUSTOMERS (MILLIONS OF EUROS)

	June 2025	December 2024
On demand and short notice	5,944	5,307
Credit card debt	26,915	27,720
Trade receivables	29,869	31,693
Finance leases	10,211	10,125
Reverse repurchase agreements	266	262
Other term loans	348,000	331,451
Advances that are not loans	5,459	5,919
Total	426,663	412,477